Total
Class Y Prospectus | SIMT MID CAP FUND
MID-CAP FUND
Investment Goal
Long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Y Prospectus SIMT MID CAP FUND Class Y
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Y Prospectus | SIMT MID CAP FUND | Class Y | USD ($)	76	237	411	918

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. For purposes of this Fund, a medium-sized company is a company with a market capitalization in the range of companies in the Russell Midcap Index (between approximately $270.2 million and $73.3 billion as of December 31, 2023) at the time of purchase. The market capitalization range and the composition of the Russell Midcap Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, securities of small capitalization companies, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks
Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 24.39% (06/30/2020)
Worst Quarter: -30.42% (03/31/2020)
The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Average Annual Total Returns (for the periods ended December 31, 2023)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class Y Prospectus - SIMT MID CAP FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Class Y	Return Before Taxes	15.13%	10.84%	8.53%	9.73%	Feb. 16, 1993
After Taxes on Distributions | Class Y	Return After Taxes on Distributions	14.91%	9.30%	6.28%	7.98%
After Taxes on Distributions and Sale of Fund Shares | Class Y	Return After Taxes on Distributions and Sale of Fund Shares	9.10%	8.25%	6.07%	7.69%
Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	17.23%	12.68%	9.42%	10.78%	Feb. 16, 1993
[1]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.